Stockholders' Deficit (Details Textual 2) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Aug. 15, 2013	Nov. 30, 2013	Nov. 12, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Aug. 16, 2013
Class of Stock [Line Items]
Stock price	$ 1.00
Expected term	5 years
Risk-free interest rate	1.60%
Expected volatility	134.10%
Warrant [Member]
Class of Stock [Line Items]
Number of common stock called for warrants		818,000		704,200
Exercise price of warrants		$ 0.55		$ 1.10	$ 0.90	$ 0.82	$ 1
Estimated fair value of warrants		$ 278,000		$ 354,000
Stock price		$ 0.47		$ 0.80
Expected term		2 years 6 months
Risk-free interest rate		0.44%
Expected volatility		143.00%
Dividend yield		0.00%
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants			$ 0.50
Stock price			$ 0.47
Expected term			2 years 6 months
Risk-free interest rate			0.44%
Expected volatility			143.00%
Dividend yield			0.00%
Series E Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants			$ 0.55
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock issued for cash consideration				704,200
Value of preferred stock issued for cash consideration				7,042,000
Issuance cost				1,374,000
Placement fees				879,000
Legal and other expenses				141,000
Expected term				2 years 6 months
Risk-free interest rate				0.125%
Expected volatility				126.00%
Dividend yield				0.00%
Cumulative Convertible Preferred Stock | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock issued for cash consideration		409,000
Value of preferred stock issued for cash consideration		4,090,000
Issuance cost		875,000
Placement fees		327,000
Legal and other expenses		$ 270,000